Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

05061666

1-31818

NYSE

August 26, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SYNTHETIC FIXED-INCOME SECURITIES, INC. ON BEHALF OF STRATS(SM) TRUST FOR JPMORGAN CHASE CAPITAL XVII SECURITIES, SERIES 2005-2, 1,600,000 STRATS(SM) Certificates, Series 2005-2 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 26, 2005. Tentative listing date – August 30, 2005.

Sincerely,

Paras Madho